INVENTORIES (Tables)	12 Months Ended
Sep. 30, 2020
INVENTORIES
Schedule of inventories

	As of September 30,
	2020	2019
Raw materials	$5,310,404	$5,360,445
Work-in-process	9,372,167	8,902,211
Finished goods	7,103,935	6,533,419
Provision for inventory impairment	(107,248)	—
Total	$21,679,258	$20,796,075